Vessels, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 vessel
Property, Plant and Equipment [Abstract]
Number of impaired vessels	0	0
Number of vessels provided as collateral	37
Vessels provided as collateral | $	$ 870,338
Number of vessels sold and leased back	8
Carrying value of vessels sold and leased back | $	$ 235,246